Leases - Capital Lease Obligation (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Total obligations related to capital leases	$ 296,710	$ 148,908
Less: current portion	(15,839)	(7,227)
Long-term obligations related to capital leases	280,871	141,681
Aframax Tanker
Capital Leased Assets [Line Items]
Total obligations related to capital leases	153,140	0
Suezmax Tankers
Capital Leased Assets [Line Items]
Total obligations related to capital leases	$ 143,570	$ 148,908